UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21506

Name of Fund:  Capital and Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Capital and Income Strategies Fund, Inc., 800 Scudders Mill
     Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Capital and Income Strategies Fund, Inc.
Schedule of Investments as of September 30, 2004                                                         (in U.S. dollars)
Preferred Securities
                        S&P      Moody's    Face
Industry+               Ratings  Ratings    Amount     Capital Trusts                                          Value
Capital Markets - 1.2%  AA-      Aa3    $ 3,000,000    Swedish Export Credit Corporation, 6.375% (a)(d)   $    3,031,530


Commercial Banks - 3.8% BBB+     A3       3,000,000    Dresdner FundingTrust I,  8.151% due 6/30/2031 (a)      3,625,704
                        A+       Aa2      3,000,000    Lloyds TSB Bank PLC,  6.90% (d)                         3,114,699
                        A-       A2       3,000,000    Westpac Capital Trust III,  5.819% (a)(c)(d)            3,136,320
                                                                                                          --------------
                                                                                                               9,876,723

Diversified Financial
Services - 2.8%         BB       Baa3     3,000,000    Fuji JGB Investment LLC,  9.87% (a)(c)(d)               3,521,007
                        BB       Baa3     3,000,000    SB Treasury Company LLC,  9.40% (a)(c)(d)               3,530,364
                                                                                                          --------------
                                                                                                               7,051,371

Energy Equipment &
Service - 1.2%          BB-      Ba2      3,000,000    AVA Capital Trust III,  6.50% due 4/01/2034 (c)         3,011,250

                                                       Total Investments in Capital Trusts
                                                       (Cost - $21,983,153) - 9.0%                            22,970,874


                                            Shares
                                            Held       Preferred Stocks
Capital Markets - 1.2%                        3,000    SG Preferred Capital II, 6.302%                         3,156,000

Commercial Banks - 2.2%                     240,000    Royal Bank of Scotland Group PLC, 5.75%                 5,685,600

Consumer Finance - 2.1%                     200,000    MBNA Corporation, 5.50% (c)                             5,224,000

Diversified Financial Services - 3.5%        59,350    Federal National Mortgage Association, 5.125%           2,664,815
                                            120,000    Lehman Brothers Holdings, Inc., 3% (c)                  3,033,756
                                            120,000    Lehman Brothers Holdings, Inc., 6.50%                   3,153,600
                                                                                                          --------------
                                                                                                               8,852,171

Diversified Media - 2.0%                    200,000    Newscorp Overseas Limited, 5.75% (c)                    5,074,000

Electric Utilities - 3.9%                    11,109    Connecticut Light and Power Company, 5.28%                506,502
                                             11,394    Delmarva Power & Light Company, 4.20%                     904,399
                                             21,250    Delmarva Power & Light Company, 4.28%                   1,718,594
                                             60,000    Duquesne Light Company, 6.50% (b)                       3,090,000
                                            120,000    Interstate Power and Light Company, 8.375%              3,828,000
                                                                                                          --------------
                                                                                                              10,047,495

Food Products - 1.3%                             30    H.J. Heinz Finance Company, 6.226% (a)                  3,274,689

Insurance - 8.7%                            200,000    ACE Limited, 7.80%                                      5,380,000
                                            100,000    Genworth Financial, Inc. (Series A), 5.25%              5,253,130
                                            160,000    Prudential PLC, 6.75%                                   4,068,800
                                             60,000    RenaissanceRe Holdings Ltd., 6.08%                      1,414,800
                                              2,660    Zurich RegCaPS Funding Trust I, 6.01% (a)(c)            2,739,800
                                              3,200    Zurich RegCaPS Funding Trust II, 6.58% (a)(c)           3,328,000
                                                                                                          --------------
                                                                                                              22,184,530

Multi-Utilities & Unregulated
Power - 0.4%                                 12,400    Public Service Electric and Gas Company, 5.28%          1,088,720

Oil & Gas - 5.1%                             64,500    Apache Corporation, 5.68%                               6,542,719
                                            240,000    Southern Union Company, 7.55%                           6,465,600
                                                                                                          --------------
                                                                                                              13,008,319

Real Estate - 0.5%                           52,000    Alexandria Real Estate Equities, Inc., 8.375%           1,365,000

                                                       Total Investments in Preferred Stocks
                                                       (Cost - $75,967,674) - 30.9%                           78,960,524


                                            Face
                                            Amount     Trust Preferred
Insurance - 2.2%        A-       A2     $ 5,000,000    ABN AMRO North America Capital
                                                       Funding Trust,  6.968% due 9/15/2010 (a)(c)             5,606,250

Oil & Gas - 1.3%        BB       Baa3     3,000,000    Southwest Gas Capital II,  7.70% due 9/15/2043          3,238,110

                                                       Total Investments in Trust Preferred
                                                       (Cost - $8,407,036) - 3.5%                              8,844,360

                                                       Total Investments in Preferred Securities
                                                       (Cost - $106,357,863) - 43.4%                         110,775,758

Capital and Income Strategies Fund, Inc.
Schedule of Investments as of September 30, 2004 (continued)                                             (in U.S. dollars)
                        S&P      Moody's    Face
Industry+               Ratings  Ratings    Amount     Corporate Bonds                                           Value
Banking - 1.3%          BB       Baa3  $    300,000    ICICI Bank Limited,  4.75% due 10/22/2008           $     299,225
                        BBB+     A3         572,000    Industrial Bank of Korea,  3.50% due 9/26/2005            576,075
                                                       Korea Development Bank:
                        A-       A3         200,000         6.75% due 12/01/2005                                 209,785
                        A-       A3         465,000         7.25% due 5/15/2006                                  496,845
                        A-       A3         575,000         5.25% due 11/16/2006                                 598,361
                        BB+      Baa3     1,070,000    Sberbank,  3.41% due 10/24/2006                         1,063,259
                                                                                                          --------------
                                                                                                               3,243,550

Broadcasting - 0.2%     BBB-     Baa3       500,000    Grupo Televisa, SA,  8.625% due 8/08/2005                 522,500


Cement - 0.2%           BBB-     Ba1        465,000    Cemex, SA de CV, 12.75% due 7/15/2006                     542,887


Commercial Banks -      BBB-     Baa2     1,500,000    Bangkok Bank Public Company Ltd. (Hong Kong),
0.7%                                                   8.75% due 3/15/2007                                     1,668,738

Energy - Other - 0.6%   BB-      NR*        560,000    Gazprom,  9.625% due 3/01/2013                            623,000
                        BBB-     NR*        500,000    Gazprom International SA,  7.201% due 2/01/2020 (a)       506,250
                        B-       NR*        250,000    Petrobras Energia SA,  9% due 1/30/2007                   263,750
                                                                                                          --------------
                                                                                                               1,393,000

Energy - Exploration    BBB+     Baa1       325,000    Petroliam Nasional Berhad,  7.75% due 8/15/2015           392,698
& Production - 0.2%

Financial - 2.3%        NR*      NR*      1,440,000    AC International Finance Ltd.,
                                                       8.75% due 1/17/2005                                     1,456,265
                        B+       NR*      1,000,000    Banco Nacional de Desenvolvimento Economico e
                                                       Social, 11.25% due 9/20/2005                            1,075,000
                        BBB-     Baa3       450,000    Bancomext Trust Division, 11.25% due 5/30/2006            510,750
                        NR*      Ba2        700,000    Bangko Sentral ng Pilipinas,  9% due 11/14/2005           754,250
                        A-       A3         500,000    The Export-Import Bank of Korea,  4.25% due 11/27/2007    506,690
                        NR*      Ba2      1,080,000    MDM Bank, 10.75% due 12/16/2005                         1,103,976
                        B+       Baa2       465,000    Siam Commercial Bank Public Company of Singapore,
                                                       7.50% due 3/15/2006                                       491,653
                                                                                                          --------------
                                                                                                               5,898,584

Food & Beverage - 0.4%  BBB      Baa2     1,000,000    Coca-Cola FEMSA, SA de CV,  8.95% due 11/01/2006        1,112,500

Government -
Foreign - 11.1%         BB+      Ba2        750,000    Aries Vermogensverwaltungs GmbH,
                                                       9.60% due 10/25/2014 (a)                                  841,875
                        B+       B1         500,000    Export Credit Bank of Turkey AS, 11.50% due 2/25/2005     513,000
                                                       Federal Republic of Brazil:
                        BB-      B1       1,000,000        9.625% due 7/15/2005                                1,050,000
                        BB-      B1       1,140,000        10.25% due 1/11/2006                                1,238,040
                        BB-      B1         725,000        11.50% due 3/12/2008                                  835,562
                        BB-      B1         725,000        14.50% due 10/15/2009                                 935,250
                        BB-      B1         290,000        10% due 8/07/2011                                     320,015
                        B+       B2         682,355        3.125% due 4/15/2012                                  632,066
                        BB-      B1       1,085,000        10.125% due 5/15/2027                               1,150,100
                        BB-      B1         200,000        8.25% due 1/20/2034                                   178,300
                        BB-      B1         200,000        11% due 8/17/2040                                     224,200
                        A-       Baa1       180,000    Government of Malaysia,  8.75% due 6/01/2009              215,640
                        CC       NR*        580,000    Republic of Argentina,  1.98% due 8/03/2012               429,780
                        BB       NR*        360,000    Republic of Bulgaria,  8.25% due 1/15/2015                443,794
                        A        Baa1       230,000    Republic of Chile,  6.875% due 4/28/2009                  257,600
                                                       Republic of Colombia:
                        BB       Ba2      1,440,000        10.50% due 6/13/2006                                1,592,640
                        BB       Ba2        290,000        9.75% due 4/23/2009                                   326,250
                        BB       Ba2        280,000        10% due 1/23/2012                                     310,240
                        CCC+     Caa1       360,000    Republic of Ecuador, 12% due 11/15/2012                   355,140
                        B        B2         965,000    Republic of Indonesia,  7.75% due 8/01/2006             1,009,631
                        BB       Ba1        435,000    Republic of Panama,  8.875% due 9/30/2027                 456,750
                                                       Republic of Peru:
                        BB       Ba3        240,000        9.125% due 2/21/2012                                  268,800
                        BB-      Ba3        140,000        4.50% due 3/07/2017                                   124,250

Capital and Income Strategies Fund, Inc.
Schedule of Investments as of September 30, 2004 (continued)                                              (in U.S. dollars)
                        S&P      Moody's    Face
Industry+               Ratings  Ratings    Amount     Corporate Bonds                                         Value
Government -
Foreign (concluded)                                    Republic of the Philippines:
                        BB       Ba2   $  1,000,000        4.129%** due 10/03/2005                        $      967,500
                        BB       Ba2        250,000        5.625% due 11/19/2006                                 253,839
                        BB       Ba2        435,000        9.875% due 3/16/2010                                  483,937
                        BB       Ba2        140,000        9% due 2/15/2013                                      144,200
                        BB       Ba2        175,000        9.875% due 1/15/2019                                  180,250
                        BB       Ba2        225,000        10.625% due 3/16/2025                                 240,187
                        BBB      Baa2       225,000    Republic of South Africa,  7.375% due 4/25/2012           253,688
                                                       Republic of Turkey:
                        BB-      B1       1,000,000        11.875% due 11/05/2004                              1,007,500
                        BB-      B1         500,000        10.50% due 1/13/2008                                  568,125
                        BB-      B1         580,000        11.50% due 1/23/2012                                  722,100
                        BB-      B1         340,000        8% due 2/14/2034                                      345,525
                        B-       B3         260,099    Republic of Uruguay,  7.875% due 1/15/2033                209,380
                                                       Republic of Venezuela:
                        B-       NR*      1,249,952        2.75% due 12/18/2007                                1,246,317
                        B-       B2         725,000        10.75% due 9/19/2013                                  814,537
                        B        B2         175,350        8.50% due 10/08/2014                                  171,405
                        B        B2         275,000         'W-A', 9.25% due 9/15/2027                           271,012
                                                       Russian Federation Bonds:
                        B-       B3       1,000,000        8.75% due 7/24/2005                                 1,043,500
                        B+       Ba3        225,000        10% due 6/26/2007 (Regulation S)                      254,250
                        BB       Baa3       275,000        11% due 7/24/2018 (Regulation S)                      358,187
                        BB+      Baa3       580,000        5% due 3/31/2030                                      557,902
                                                       Ukraine Government:
                        B+       B1         200,000        6.875% due 3/04/2011                                  197,600
                        B+       B1         250,000        7.65% due 6/11/2013 (Cabinet of Ministers) (a)        250,000
                        B        B2         310,000        7.65% due 6/11/2013 (Regulation S) (a)                310,000
                                                       United Mexican States:
                        BBB-     Baa2       500,000        8.50% due 2/01/2006                                   535,000
                        BBB-     Baa2       140,000        8.625% due 3/12/2008                                  160,300
                        BBB-     Baa2       870,000        2.753% due 1/13/2009 (c)                              878,265
                        BBB-     Baa2       435,000        9.875% due 2/01/2010                                  536,355
                        BBB-     Baa2       500,000        8.375% due 1/14/2011                                  586,250
                        BBB-     Baa2       360,000        6.375% due 1/16/2013                                  379,080
                        BBB-     Baa2       200,000        5.875% due 1/15/2014                                  203,000
                        BBB-     Baa2       390,000        8.30% due 8/15/2031                                   443,625
                        BBB-     Baa2       100,000        7.50% due 4/08/2033                                   105,100
                                                                                                          --------------
                                                                                                              28,386,839

Oil - 0.2%              BBB-     Baa1       530,000    Petroleos Mexicanos,  6.50% due 2/01/2005                 536,890

Oil - Integrated -
0.3%                    B-       NR*        845,000    Petrobras Energia SA,  5.11% due 10/04/2007               840,775

Paper & Forest
Products - 0.1%         BB-      Ba2        250,000    Sino-Forest Corporation,  9.125% due 8/17/2011 (a)        256,875

Steel - 0.4%            NR*      NR*      1,000,000    GTL Trade Finance Inc.,  4% due 10/13/2004              1,000,000

Telecommunications -
2.1%                    B+       B2         175,000    Excelcomindo Finance Company BV,  8% due 1/27/2009        172,812
                        BB-      Ba3      1,080,000    Mobile TeleSystem Finance SA, 10.95% due 12/21/2004     1,090,800
                        BB       Ba2      1,410,000    Philippine Long Distance Telephone Company,
                                                       9.25% due 6/30/2006                                     1,512,225
                                                       Telefonica de Argentina SA:
                        CCC-     Ca         450,000         11.875% due 11/01/2004                               453,375
                        CCC-     Ca         500,000         9.875% due 7/01/2006                                 528,750
                        BBB-     A3       1,000,000    Telefonos de Mexico, SA de CV,  8.25% due 1/26/2006     1,066,388
                        NR*      Baa2       430,000    Telekom Malaysia Berhad,  7.125% due 8/01/2005            445,867
                                                                                                          --------------
                                                                                                               5,270,217

Transportation - 0.1%   A+       A1         294,000    MTR Corporation Limited,  7.25% due 10/01/2005            303,647

Utility - 0.6%          B+       NR*      1,000,000    Centrais Eletricas Brasileiras SA (Eletrobras),
                                                       12% due 6/09/2005                                       1,053,800
                        AA+      NR*        500,000    Singapore Power Limited,  7.25% due 4/28/2005             512,903
                                                                                                          --------------
                                                                                                               1,566,703

Wireless
Communications - 1.0%   BB-      B1       1,075,000    Open Joint Stock Company Vimpel-Communication,
                                                       10.45% due 4/26/2005                                    1,112,279
                        BB       B1       1,425,000    Total Access Communication Public Co. Ltd.,
                                                       8.375% due 11/04/2006                                   1,540,625
                                                                                                          --------------
                                                                                                               2,652,904
                                                       Total Investments in Corporate Bonds
                                                       (Cost - $54,173,726) - 21.8%                           55,589,307

Capital and Income Strategies Fund, Inc.
Schedule of Investments as of September 30, 2004 (continued)                                              (in U.S. dollars)
                                            Shares
Industry+                                   Held       Common Stocks                                             Value
Aerospace & Defense - 4.9%                  84,800     Honeywell International Inc.                      $     3,040,928
                                            63,000     Lockheed Martin Corporation                             3,514,140
                                           157,600     Raytheon Company                                        5,985,648
                                                                                                          --------------
                                                                                                              12,540,716

Automobiles - 0.4%                          65,300     Ford Motor Company                                        917,465

Beverages - 0.5%                            67,000     Coca-Cola Enterprises Inc.                              1,266,300

Capital Markets - 5.5%                      80,900     The Bank of New York Company, Inc.                      2,359,853
                                           152,972     J.P. Morgan Chase & Co.                                 6,077,578
                                            66,500     Mellon Financial Corporation                            1,841,385
                                            78,400     Morgan Stanley                                          3,865,120
                                                                                                          --------------
                                                                                                              14,143,936

Chemicals - 1.5%                            91,700     E.I. du Pont de Nemours and Company                     3,924,760

Commercial Banks - 5.8%                     83,800     Bank of America Corporation                             3,631,054
                                            77,400     U.S. Bancorp                                            2,236,860
                                            52,500     Wachovia Corporation                                    2,464,875
                                           106,000     Wells Fargo & Company                                   6,320,780
                                                                                                          --------------
                                                                                                              14,653,569

Communications
Equipment - 1.5%                           146,500     3Com Corporation (b)                                      618,230
                                           288,300     Lucent Technologies Inc. (b)                              913,911
                                            76,600     Motorola, Inc.                                          1,381,864
                                            68,500     Nokia Oyj 'A' (ADR)(f)                                    939,820
                                                                                                          --------------
                                                                                                               3,853,825
Computers &
Peripherals - 2.6%                         144,300     Hewlett-Packard Company                                 2,705,625
                                            33,100     International Business Machines Corporation             2,837,994
                                           239,800     Sun Microsystems, Inc. (b)                                968,792
                                                                                                          --------------
                                                                                                               6,512,411
Diversified Financial
Services - 3.0%                            132,890     Citigroup Inc.                                          5,863,107
                                            19,200     The Goldman Sachs Group, Inc.                           1,790,208
                                                                                                          --------------
                                                                                                               7,653,315
Diversified Telecommunication
Services - 4.1%                            102,400     BCE Inc.                                                2,216,960
                                           157,900     SBC Communications Inc.                                 4,097,505
                                           105,700     Verizon Communications                                  4,162,466
                                                                                                          --------------
                                                                                                              10,476,931

Electric Utilities - 2.8%                   47,800     Consolidated Edison, Inc.                               2,009,512
                                            30,900     FPL Group, Inc.                                         2,111,088
                                           102,600     The Southern Company                                    3,075,948
                                                                                                          --------------
                                                                                                               7,196,548

Energy Equipment & Service - 3.5%           81,900     Diamond Offshore Drilling, Inc.                         2,701,881
                                            92,800     GlobalSantaFe Corporation                               2,844,320
                                            64,100     Halliburton Company                                     2,159,529
                                            37,400     Transocean Inc. (b)                                     1,338,172
                                                                                                          --------------
                                                                                                               9,043,902

Food & Staples Retailing - 0.8%             83,700     Albertson's, Inc.                                       2,002,941

Food Products - 3.6%                        44,600     ConAgra Foods, Inc.                                     1,146,666
                                            41,400     General Mills, Inc.                                     1,858,860
                                            64,800     Kraft Foods Inc. (Class A)                              2,055,456
                                            76,600     Sara Lee Corporation                                    1,751,076
                                            40,900     Unilever NV (NY Registered Shares)                      2,364,020
                                                                                                          --------------
                                                                                                               9,176,078

Health Care Equipment & Supplies - 0.8%     62,400     Baxter International Inc.                               2,006,784

Health Care Providers & Services - 0.4%     17,300     AmerisourceBergen Corporation                           929,183

Hotels, Restaurants & Leisure - 1.0%        86,500     McDonald's Corporation                                  2,424,595

Household Durables - 0.6%                   70,500     Koninklijke (Royal) Philips Electronics NV
                                                       (NY Registered Shares)                                  1,615,155

Household Products - 1.6%                   62,000     Kimberly-Clark Corporation                              4,004,580

IT Services - 0.6%                         147,700     Unisys Corporation (b)                                  1,524,264

Insurance - 6.6%                            44,800     ACE Limited                                             1,794,688
                                            41,300     The Allstate Corporation                                1,981,987
                                            58,600     American International Group, Inc.                      3,984,214
                                            80,400     Aon Corporation                                         2,310,696
                                            30,900     The Hartford Financial Services Group, Inc.             1,913,637

Capital and Income Strategies Fund, Inc.
Schedule of Investments as of September 30, 2004 (continued)                                              (in U.S. dollars)
                                            Shares
Industry+                                   Held       Common Stocks                                             Value
Insurance (concluded)                       44,100     Marsh & McLennan Companies, Inc.                   $    2,018,016
                                            83,300     The St. Paul Companies, Inc.                            2,753,898
                                                                                                          --------------
                                                                                                              16,757,136

Machinery - 1.1%                            44,400     Deere & Company                                         2,866,020

Media - 4.9%                                88,700     Comcast Corporation (Special Class A) (b)               2,476,504
                                           216,100     Liberty Media Corporation (Class A) (b)                 1,884,392
                                           180,700     Time Warner Inc. (b)                                    2,916,498
                                            98,100     Viacom, Inc. (Class B)                                  3,292,236
                                            83,100     The Walt Disney Company                                 1,873,905
                                                                                                          --------------
                                                                                                              12,443,535

Metals & Mining - 1.3%                      101,500    Alcoa Inc.                                              3,409,385

Multi-Utilities & Unregulated Power - 0.8%  83,400     Energy East Corporation                                 2,100,012

Oil & Gas - 7.5%                            35,800     Anadarko Petroleum Corporation                          2,375,688
                                            193,800    Exxon Mobil Corporation                                 9,366,354
                                            59,200     Kerr-McGee Corporation                                  3,389,200
                                            36,600     Royal Dutch Petroleum Company (NY Registered Shares)    1,888,560
                                            51,200     Unocal Corporation                                      2,201,600
                                                                                                          --------------
                                                                                                              19,221,402

Paper & Forest Products - 2.0%              70,400     International Paper Company                             2,844,864
                                            32,000     Weyerhaeuser Company                                    2,127,360
                                                                                                          --------------
                                                                                                               4,972,224

Personal Products - 0.8%                    51,200     The Gillette Company                                    2,137,088

Pharmaceuticals - 3.1%                      50,000     Abbott Laboratories                                     2,118,000
                                            50,300     GlaxoSmithKline PLC (ADR)(f)                            2,199,619
                                            42,000     Merck & Co., Inc.                                       1,386,000
                                           118,600     Schering-Plough Corporation                             2,260,516
                                                                                                          --------------
                                                                                                               7,964,135

Semiconductors & Semiconductor
Equipment - 1.6%                           165,100     Advanced Micro Devices, Inc. (b)                        2,146,300
                                           228,500     LSI Logic Corporation (b)                                 984,835
                                            69,600     Micron Technology, Inc. (b)                               837,288
                                                                                                          --------------
                                                                                                               3,968,423

Software - 0.4%                             36,000     Computer Associates International, Inc.                   946,800

                                                       Total Investments in Common Stocks
                                                       (Cost - $191,069,896) - 75.6%                         192,653,418

                                        Beneficial
                                        Interest       Short-Term Securities

                                      $  5,362,978     Merrill Lynch Liquidity Series,
                                                       LLC Cash Sweep Series I (e)                             5,362,978

                                                       Total Investments in Short-Term Securities
                                                       (Cost - $5,362,978) - 2.1%                              5,362,978

Options                                   Number of
Purchased                                 Contracts    Call Options Purchased

                                             1,662     S&P 500 Index, expiring December 2004 at $12.70,
                                                       Broker UBS Warburg                                         10,338

                                                       Total Options Purchased
                                                       (Premiums Paid - $92,989) - 0.0%                           10,338

                                                       Total Investments (Cost - $357,057,452) - 142.9%      364,391,799

Options
Written                                                Call Options Written

                                             1,465     3Com Corporation, expiring December 2004 at $4.97,
                                                       Broker UBS Warburg                                        (10,255)
                                               448     ACE Limited, expiring December 2004 at $42.48,
                                                       Broker UBS Warburg                                        (46,592)
                                               500     Abbott Laboratories, expiring December 2004 at $45.35,
                                                       Broker UBS Warburg                                         (3,500)
                                             1,651     Advanced Micro Devices, Inc., expiring December 2004
                                                       at $12.36, Broker UBS Warburg                            (199,771)
                                               837     Albertson's, Inc., expiring December 2004 at $26.76,
                                                       Broker UBS Warburg                                         (6,696)
                                               962     Alcoa Inc., expiring December 2004 at $35.26, Broker
                                                       UBS Warburg                                               (58,682)
                                               413     The Allstate Corporation, expiring December 2004 at
                                                       $51.65, Broker UBS Warburg                                (11,977)
                                               586     American International Group, Inc., expiring December
                                                       2004 at $77.47, Broker UBS Warburg                         (2,344)
                                               173     AmerisourceBergen Corporation, expiring December
                                                       2004 at $59.29, Broker UBS Warburg                         (2,422)
                                               358     Anadarko Petroleum Corporation, expiring December
                                                       2004 at $64.68, Broker UBS Warburg                       (107,042)
                                               804     Aon Corporation, expiring December 2004 at $28.39,
                                                       Broker UBS Warburg                                        (54,672)
                                             1,024     BCE Inc., expiring December 2004 at $22.86, Broker
                                                       UBS Warburg                                                (4,096)
                                               838     Bank of America Corporation, expiring December 2004
                                                       at $49.06, Broker UBS Warburg                                (838)
                                               809     The Bank of New York Company, Inc., expiring December
                                                       2004 at $32.51, Broker UBS Warburg                         (6,472)
                                               624     Baxter International Inc., expiring December 2004 at
                                                       $33.19, Broker UBS Warburg                                (23,712)
                                             1,328     Citigroup Inc., expiring December 2004 at
                                                       $50.90, Broker UBS Warburg                                     (1)
                                               670     Coca-Cola Enterprises Inc., expiring December
                                                       2004 at $22.46, Broker UBS Warburg                         (3,350)
                                               887     Comcast Corporation (Class A), expiring December
                                                       2004 at $30.33, Broker UBS Warburg                        (23,062)
                                               360     Computer Associates International, Inc., expiring
                                                       December 2004 at $26.38, Broker UBS Warburg               (51,840)


Capital and Income Strategies Fund, Inc.
Schedule of Investments as of September 30, 2004 (concluded)                                            (in U.S. dollars)
Options                                     Number of
Written (concluded)                         Contracts  Call Options Written                                      Value
                                               638     ConAgra Foods, Inc., expiring December 2004
                                                       at $28.88, Broker UBS Warburg                      $         (446)
                                               478     Consolidated Edison, Inc., expiring December
                                                       2004 at $45.94, Broker UBS Warburg                             (1)
                                               444     Deere & Company, expiring December 2004 at $68.92,
                                                       Broker UBS Warburg                                        (37,296)
                                               819     Diamond Offshore Drilling, Inc., expiring December
                                                       2004 at $27.96, Broker UBS Warburg                       (364,455)
                                               917     E.I. du Pont de Nemours and Company, expiring December
                                                       2004 at $46.27, Broker UBS Warburg                        (11,921)
                                               834     Energy East Corporation, expiring December 2004 at
                                                       $26.76, Broker UBS Warburg                                (12,510)
                                             1,938     Exxon Mobil Corporation, expiring December 2004 at
                                                       $49.96, Broker UBS Warburg                                (54,264)
                                               309     FPL Group, Inc., expiring December 2004 at $75.76,
                                                       Broker UBS Warburg                                           (927)
                                               653     Ford Motor Company, expiring December 2004 at $15.33,
                                                       Broker UBS Warburg                                        (11,101)
                                               414     General Mills, Inc., expiring December 2004 at $51.76,
                                                       Broker UBS Warburg                                            -
                                               512     The Gillette Company, expiring December 2004
                                                       at $46.11, Broker UBS Warburg                              (3,072)
                                               503     GlaxoSmithKline PLC (ADR), expiring December 2004 at
                                                       $45.10, Broker UBS Warburg                                (31,689)
                                               928     GlobalSantaFe Corporation, expiring December 2004 at
                                                       $30.40, Broker UBS Warburg                               (120,640)
                                               192     The Goldman Sachs Group, Inc., expiring December 2004
                                                       at $97.56, Broker UBS Warburg                             (17,472)
                                               641     Halliburton Company, expiring December 2004 at $31.90,
                                                       Broker UBS Warburg                                       (157,045)
                                               388     The Hartford Financial Services Group, Inc., expiring
                                                       December 2004 at $66.89, Broker UBS Warburg               (23,175)
                                             1,443     Hewlett-Packard Company, expiring December 2004 at
                                                       $19.47, Broker UBS Warburg                                (73,593)
                                               848     Honeywell International Inc., expiring December 2004 at
                                                       $39.19, Broker UBS Warburg                                (14,416)
                                               331     International Business Machines Corporation, expiring
                                                       December 2004 at $92.31, Broker UBS Warburg                (7,944)
                                               704     International Paper Company, expiring December 2004
                                                       at $43.56, Broker UBS Warburg                              (5,632)
                                             1,529     J.P. Morgan Chase & Co., expiring December 2004 at
                                                       $42.98, Broker UBS Warburg                                (12,232)
                                               620     Kimberly-Clark Corporation, expiring December 2004
                                                       at $72.86, Broker UBS Warburg                                (620)
                                               705     Koninklijke (Royal) Philips Electronics NV (NY
                                                       Registered Shares), expiring December 2004 at $25.42,
                                                       Broker UBS Warburg                                        (18,330)
                                               648     Kraft Foods Inc. (Class A), expiring December
                                                       2004 at $34.30, Broker UBS Warburg                         (7,128)
                                             2,285     LSI Logic Corporation, expiring December 2004 at
                                                       $5.31, Broker UBS Warburg                                 (36,560)
                                             2,161     Liberty Media Corporation (Class A), expiring
                                                       December 2004 at $9.76, Broker UBS Warburg                 (8,644)
                                               630     Lockheed Martin Corporation, expiring December
                                                       2004 at $58.85, Broker UBS Warburg                        (22,680)
                                             2,883     Lucent Technologies Inc., expiring December
                                                       2004 at $3.40, Broker UBS Warburg                         (51,894)
                                               441     Marsh & McLennan Companies, Inc., expiring
                                                       December 2004 at $48.76, Broker UBS Warburg                (4,410)
                                               865     McDonald's Corporation, expiring December 2004 at
                                                       $29.65, Broker UBS Warburg                                (13,840)
                                               665     Mellon Financial Corporation, expiring December
                                                       2004 at $31.68, Broker UBS Warburg                         (3,325)
                                               420     Merck & Co., Inc., expiring December 2004 at $49.35,
                                                       Broker UBS Warburg                                              -
                                               696     Micron Technology, Inc., expiring December 2004 at
                                                       $12.31, Broker UBS Warburg                                (49,416)
                                               380     Morgan Stanley, expiring December 2004 at $55.45,
                                                       Broker UBS Warburg                                         (9,120)
                                             1,015     Motorola, Inc., expiring December 2004 at $17.53,
                                                       Broker UBS Warburg                                        (91,154)
                                             1,576     Raytheon Company, expiring December 2004 at $37.98,
                                                       Broker UBS Warburg                                       (140,264)
                                               450     Royal Dutch Petroleum Company (NY Registered Shares),
                                                       expiring December 2004 at $55.56, Broker UBS Warburg       (4,392)
                                             1,579     SBC Communications Inc., expiring December 2004 at
                                                       $28.16, Broker UBS Warburg                                 (3,158)
                                               766     Sara Lee Corporation, expiring December 2004 at
                                                       $24.31, Broker UBS Warburg                                 (7,660)
                                             1,186     Schering-Plough Corporation, expiring December 2004
                                                       at $20.37, Broker UBS Warburg                             (50,998)
                                             1,026     The Southern Company, expiring December 2004 at
                                                       $33.12, Broker UBS Warburg                                     (1)
                                               833     The St. Paul Companies, Inc., expiring
                                                       December 2004 at $38.25, Broker UBS Warburg               (12,495)
                                             2,398     Sun Microsystems, Inc., expiring December
                                                       2004 at $4.22, Broker UBS Warburg                         (43,164)
                                             1,807     Time Warner Inc., expiring December 2004 at
                                                       $17.90, Broker UBS Warburg                                (21,684)
                                               374     Transocean Inc., expiring December 2004 at
                                                       $33.48, Broker UBS Warburg                                (99,484)
                                               774     U.S. Bancorp, expiring December 2004 at $32.05,
                                                       Broker UBS Warburg                                         (1,548)
                                               409     Unilever NV (NY Registered Shares), expiring
                                                       December 2004 at $65.86, Broker UBS Warburg                (2,454)
                                             1,477     Unisys Corporation, expiring December 2004 at
                                                       $11.07, Broker UBS Warburg                                (39,879)
                                             1,057     Verizon Communications, expiring December 2004 at
                                                       $42.91, Broker UBS Warburg                                 (3,171)
                                               981     Viacom, Inc. (Class B), expiring December 2004 at
                                                       $36.62, Broker UBS Warburg                                (34,335)
                                               525     Wachovia Corporation, expiring December 2004 at
                                                       $51.11, Broker UBS Warburg                                 (1,575)
                                               831     The Walt Disney Company, expiring December 2004 at
                                                       $24.72, Broker UBS Warburg                                (17,451)
                                             1,060     Wells Fargo & Company, expiring December 2004 at
                                                       $64.25, Broker UBS Warburg                                 (3,180)
                                               320     Weyerhaeuser Company, expiring December 2004 at
                                                       $68.31, Broker UBS Warburg                                (31,680)

                                                       Total Options Written
                                                       (Premiums Received - $2,609,792) - 0.9%                (2,412,849)

                                                       Total Investments, Net of Options Written
                                                       (Cost - $354,447,660***) - 142.0%                     361,978,950

                                                       Liabilities in Excess of Other Assets - (42.0%)      (107,012,630)
                                                                                                          ---------------
                                                       Net Assets - 100.0%                                $   254,966,320
                                                                                                          ===============


*Not Rated.
**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
***The cost and unrealized appreciation/depreciation on investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost (includes options)     $ 354,447,660
                                      =============
Gross unrealized appreciation         $  16,154,233
Gross unrealized depreciation            (8,622,943)
                                      -------------
Net unrealized appreciation           $   7,531,290
                                      =============

+For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpose of thie report, which may comnbine industry sub-classifications for reporting ease.
(a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)Non-income producing security.
(c)Floating rate note.
(d)The security is a perpetual bond and has no definite maturity date.
(e)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                            Net          Interest
Affiliate                                 Activity        Income

Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                    $   5,362,978     $   44,142

(f)American  Depositary Receipts (ADR).


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Capital and Income Strategies Fund, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Capital and Income Strategies Fund, Inc.


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Capital and Income Strategies Fund, Inc.


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Capital and Income Strategies Fund, Inc.


Date: November 19, 2004